Business combinations and acquisition of non-controlling interests - WPensar (Details) - WPensar - BRL (R$) R$ in Thousands		12 Months Ended
	Sep. 21, 2020	Dec. 31, 2020	Apr. 30, 2015
Business combinations and acquisition of non-controlling interests
Equity interest acquired (as a percent)	75.00%		25.00%
Aggregate consideration	R$ 23,908	R$ 23,908	R$ 5,000
Capital contribution			4,777
Initial recognition of asymmetrical put and call options			R$ 223
Cash consideration	14,345	14,345
Retained payments	3,586	3,586
Fair value of previously held interest in a step acquisition	5,977	5,977
Carrying value of previously held interest in a step acquisition	2,729
Gain (loss) in step acquisition	3,248
Goodwill recorded on acquisition	R$ 18,994	18,994
Transaction costs		115
General and administrative expenses
Business combinations and acquisition of non-controlling interests
Transaction costs		R$ 115